Investments - Cost, Gross Unrealized Gains and Losses, and Estimated Fair Value of Available for Sale Investments in Fixed Income Maturities and Short-Term Investments (Details) - USD ($)
$ in Millions
	Dec. 31, 2021	Dec. 31, 2020
Schedule of Trading Securities and Other Trading Items [Line Items]
Fair market value	$ 4,881.6	$ 4,348.1
Gross unrealized gains	95.3	222.4
Gross unrealized losses	(34.5)	(0.8)
Allowance for credit loss	(2.7)	0.2
Fixed income securities, available for sale amortized cost	4,823.5	4,126.7
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	3.6	0.2
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss	34.5	1.0
0-12 months, Fair Market Value	2,014.6	147.8
Total short-term investments — Available for sale
Schedule of Trading Securities and Other Trading Items [Line Items]
Fair market value	10.1	87.8
Gross unrealized gains	0.0	0.0
Gross unrealized losses	0.0	(0.2)
Allowance for credit loss	0.0	0.0
Fixed income securities, available for sale amortized cost	10.1	88.0
Total fixed income securities — Available for sale
Schedule of Trading Securities and Other Trading Items [Line Items]
Fair market value	4,891.7	4,435.9
Gross unrealized gains	95.3	222.4
Gross unrealized losses	(34.5)	(1.0)
Allowance for credit loss	(2.7)	0.2
Fixed income securities, available for sale amortized cost	4,833.6	4,214.7
Fixed income securities — Available for sale
Schedule of Trading Securities and Other Trading Items [Line Items]
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	3.6	0.0
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss	34.5	0.8
0-12 months, Fair Market Value	2,010.2	139.1
Short-term investments
Schedule of Trading Securities and Other Trading Items [Line Items]
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	0.0	0.2
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss	0.0	0.2
0-12 months, Fair Market Value	4.4	8.7
U.S. government
Schedule of Trading Securities and Other Trading Items [Line Items]
Fair market value	1,084.3	1,101.2
Gross unrealized gains	24.0	60.5
Gross unrealized losses	(5.9)	(0.6)
Allowance for credit loss	0.0	0.0
Fixed income securities, available for sale amortized cost	1,066.2	1,041.3
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	1.9	0.0
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss	5.9	0.6
0-12 months, Fair Market Value	309.1	58.7
U.S. agency
Schedule of Trading Securities and Other Trading Items [Line Items]
Fair market value	21.5	34.3
Gross unrealized gains	0.8	1.5
Gross unrealized losses	0.0	0.0
Allowance for credit loss	0.0	0.0
Fixed income securities, available for sale amortized cost	20.7	32.8
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	0.0
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss	0.0
0-12 months, Fair Market Value	6.1
Municipal
Schedule of Trading Securities and Other Trading Items [Line Items]
Fair market value	82.6	67.1
Gross unrealized gains	2.0	5.5
Gross unrealized losses	(0.5)	0.0
Allowance for credit loss	(0.1)	0.0
Fixed income securities, available for sale amortized cost	81.2	61.6
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	0.0
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss	0.5
0-12 months, Fair Market Value	29.7
Corporate
Schedule of Trading Securities and Other Trading Items [Line Items]
Fair market value	2,208.3	1,826.2
Gross unrealized gains	47.5	112.0
Gross unrealized losses	(13.0)	(0.1)
Allowance for credit loss	(2.3)	0.2
Fixed income securities, available for sale amortized cost	2,176.1	1,714.5
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	1.3	0.0
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss	13.0	0.1
0-12 months, Fair Market Value	804.6	39.6
Non-U.S. government-backed corporate
Schedule of Trading Securities and Other Trading Items [Line Items]
Fair market value	136.8	63.4
Gross unrealized gains	0.2	0.7
Gross unrealized losses	(1.9)	0.0
Allowance for credit loss	0.0	0.0
Fixed income securities, available for sale amortized cost	138.5	62.7
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	0.0
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss	1.9
0-12 months, Fair Market Value	114.4
Non-U.S government
Schedule of Trading Securities and Other Trading Items [Line Items]
Fair market value	250.7	273.1
Gross unrealized gains	1.4	4.3
Gross unrealized losses	(1.2)	0.0
Allowance for credit loss	(0.3)	0.0
Fixed income securities, available for sale amortized cost	250.8	268.8
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	0.0	0.0
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss	1.2	0.0
0-12 months, Fair Market Value	181.8	7.5
Asset-backed
Schedule of Trading Securities and Other Trading Items [Line Items]
Fair market value	0.5	2.3
Gross unrealized gains	0.0	0.0
Gross unrealized losses	0.0	0.0
Allowance for credit loss	0.0	0.0
Fixed income securities, available for sale amortized cost	0.5	2.3
Non-agency commercial mortgage-backed securities
Schedule of Trading Securities and Other Trading Items [Line Items]
Fair market value	6.9	7.4
Gross unrealized gains	0.3	0.7
Gross unrealized losses	0.0	0.0
Allowance for credit loss	0.0	0.0
Fixed income securities, available for sale amortized cost	6.6	6.7
Agency mortgage-backed
Schedule of Trading Securities and Other Trading Items [Line Items]
Fair market value	1,090.0	973.1
Gross unrealized gains	19.1	37.2
Gross unrealized losses	(12.0)	(0.1)
Allowance for credit loss	0.0	0.0
Fixed income securities, available for sale amortized cost	1,082.9	936.0
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	0.4	0.0
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss	12.0	0.1
0-12 months, Fair Market Value	$ 564.5	$ 33.3